UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05012

CREDIT SUISSE ASSET MANAGEMENT INCOME FUND, INC.

(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC

One Madison Avenue

New York, New York 10010

(Address of principal executive offices) (Zip code)

John G. Popp

One Madison Avenue

New York, New York 10010

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 325-2000
Date of fiscal year-end:	December 31st
Date of reporting period:	July 1, 2017 to September 30, 2017

Item 1:            Schedule of Investments

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments

September 30, 2017 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (89.9%)
Advertising (2.2%)
$275	Clear Channel Worldwide Holdings, Inc., Series A, Global Company Guaranteed Notes (Callable 11/15/17 @ 103.25)	(B, B2)	11/15/22	6.500	$283,594
1,475	Clear Channel Worldwide Holdings, Inc., Series B, Global Company Guaranteed Notes (Callable 11/15/17 @ 103.25)	(B, B2)	11/15/22	6.500	1,526,625
2,220	Southern Graphics, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/30/17 @ 102.09)(1)	(CCC+, Caa1)	10/15/20	8.375	2,261,625

					4,071,844

Air Transportation (0.3%)
550	United Continental Holdings, Inc., Company Guaranteed Notes	(BB-, Ba3)	02/01/24	5.000	564,438

Auto Parts & Equipment (2.0%)
400	Adient Global Holdings Ltd., Rule 144A, Company Guaranteed Notes (Callable 08/15/21 @ 102.44)(1)	(BB, Ba3)	08/15/26	4.875	411,000
1,300	Cooper-Standard Automotive, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/15/21 @ 102.81)(1)	(B+, B2)	11/15/26	5.625	1,332,500
2,000	IHO Verwaltungs GmbH, Rule 144A, Senior Secured Notes (Callable 09/15/21 @ 102.38)(1)	(BB-, Ba1)	09/15/26	4.750	2,042,500

					3,786,000

Banking (0.8%)
1,450	AssuredPartners, Inc., Rule 144A, Senior Unsecured Notes (Callable 08/15/20 @ 103.50)(1)	(CCC+, Caa2)	08/15/25	7.000	1,488,063

Brokerage (2.4%)
600	Jefferies Finance LLC, Rule 144A, Senior Unsecured Notes (Callable 10/30/17 @ 105.16)(1)	(B, B1)	04/15/22	6.875	606,000
1,450	Jefferies Finance LLC, Rule 144A, Senior Unsecured Notes (Callable 10/30/17 @ 105.63)(1)	(B, B1)	04/15/21	7.500	1,508,000
2,375	LPL Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/15/20 @ 104.31)(1)	(B+, B2)	09/15/25	5.750	2,468,100

					4,582,100

Building & Construction (0.4%)
750	Rialto Corp., Rule 144A, Company Guaranteed Notes (Callable 10/30/17 @ 101.75)(1)	(B, B1)	12/01/18	7.000	759,375

Building Materials (6.5%)
900	Airxcel, Inc., Rule 144A, Senior Secured Notes (Callable 02/15/19 @ 104.25)(1)	(B, B2)	02/15/22	8.500	956,340
550	American Builders & Contractors Supply Co., Inc., Rule 144A, Senior Unsecured Notes (Callable 12/15/18 @ 104.31)(1)	(B+, B3)	12/15/23	5.750	587,125
325	CD&R Waterworks Merger Sub LLC, Rule 144A, Senior Unsecured Notes (Callable 08/15/20 @ 103.06)(1)	(B-, Caa1)	08/15/25	6.125	334,344
710	Eagle Materials, Inc., Company Guaranteed Notes (Callable 08/01/21 @ 102.25)	(BBB, Baa3)	08/01/26	4.500	743,725
1,825	FBM Finance, Inc., Rule 144A, Senior Secured Notes (Callable 08/15/18 @ 104.13)(1)	(B+, B3)	08/15/21	8.250	1,961,875
700	Masonite International Corp., Rule 144A, Company Guaranteed Notes (Callable 03/15/18 @ 104.22)(1)	(BB, Ba3)	03/15/23	5.625	736,085
1,150	NCI Building Systems, Inc., Rule 144A, Company Guaranteed Notes (Callable 01/15/18 @ 106.19)(1)	(BB, B3)	01/15/23	8.250	1,239,125
1,600	Omnimax International, Inc., Rule 144A, Senior Secured Notes (Callable 02/15/18 @ 109.00)(1)	(B-, Caa1)	08/15/20	12.000	1,748,000
1,350	PriSo Acquisition Corp., Rule 144A, Senior Unsecured Notes (Callable 05/15/18 @ 104.50)(1)	(CCC+, Caa1)	05/15/23	9.000	1,441,125
500	Summit Materials Finance Corp., Global Company Guaranteed Notes (Callable 04/15/19 @ 104.25)	(BB-, B3)	04/15/22	8.500	565,000
500	Summit Materials Finance Corp., Global Company Guaranteed Notes (Callable 07/15/18 @ 103.06)	(BB-, B3)	07/15/23	6.125	530,000
475	U.S. Concrete, Inc., Global Company Guaranteed Notes (Callable 06/01/19 @ 104.78)	(BB-, B2)	06/01/24	6.375	514,187
800	USG Corp., Rule 144A, Company Guaranteed Notes (Callable 06/01/22 @ 102.44)(1)	(BB+, Ba2)	06/01/27	4.875	837,000

					12,193,931

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Cable & Satellite TV (7.2%)
$825	Altice Financing S.A., Rule 144A, Senior Secured Notes (Callable 02/15/18 @ 104.97)(1)	(BB-, B1)	02/15/23	6.625	$876,562
1,250	Altice Financing S.A., Rule 144A, Senior Secured Notes (Callable 05/15/21 @ 103.75)(1)	(BB-, B1)	05/15/26	7.500	1,378,125
200	Altice U.S. Finance I Corp., Rule 144A, Senior Secured Notes (Callable 07/15/18 @ 104.03)(1)	(BB, Ba3)	07/15/23	5.375	212,000
1,850	Block Communications, Inc., Rule 144A, Senior Unsecured Notes (Callable 02/15/20 @ 103.44)(1)	(BB-, Ba3)	02/15/25	6.875	2,017,055
280	Cequel Capital Corp., Rule 144A, Senior Unsecured Notes (Callable 10/30/17 @ 101.59)(1)	(B, Caa1)	09/15/20	6.375	286,650
685	CSC Holdings LLC, Global Senior Unsecured Notes	(B, B2)	06/01/24	5.250	694,419
50	CSC Holdings LLC, Rule 144A, Company Guaranteed Notes (Callable 04/15/22 @ 102.75)(1)	(BB, Ba1)	04/15/27	5.500	52,125
400	CSC Holdings LLC, Rule 144A, Company Guaranteed Notes (Callable 10/15/20 @ 103.31)(1)	(BB, Ba1)	10/15/25	6.625	439,000
335	CSC Holdings LLC, Rule 144A, Senior Unsecured Notes (Callable 10/15/20 @ 105.44)(1)	(B, B2)	10/15/25	10.875	414,981
2,350	Midcontinent Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 08/15/18 @ 105.16)(1)	(B, B3)	08/15/23	6.875	2,543,875
550	SFR Group S.A., Rule 144A, Senior Secured Notes (Callable 05/01/21 @ 103.69)(1)	(B+, B1)	05/01/26	7.375	596,063
1,200	SFR Group S.A., Rule 144A, Senior Secured Notes (Callable 05/15/19 @ 103.13)(1)	(B+, B1)	05/15/24	6.250	1,271,700
700	SFR Group S.A., Rule 144A, Senior Secured Notes (Callable 10/30/17 @ 104.50)(1)	(B+, B1)	05/15/22	6.000	732,375
500	Virgin Media Secured Finance PLC, Rule 144A, Senior Secured Notes (Callable 04/15/22 @ 102.50)(1),(2)	(BB-, Ba3)	04/15/27	5.000	692,189
1,350	Ziggo Secured Finance B.V., Rule 144A, Senior Secured Notes (Callable 01/15/22 @ 102.75)(1)	(BB-, Ba3)	01/15/27	5.500	1,386,706

					13,593,825

Chemicals (2.7%)
1,225	A Schulman, Inc., Global Company Guaranteed Notes (Callable 06/01/18 @ 105.16)	(B, B3)	06/01/23	6.875	1,277,062
475	GCP Applied Technologies, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/01/19 @ 104.75)(1)	(BB-, B1)	02/01/23	9.500	537,938
500	PQ Corp., Rule 144A, Senior Secured Notes (Callable 05/15/19 @ 103.38)(1)	(B+, B2)	11/15/22	6.750	543,750
276	Reichhold Industries, Inc., Rule 144A, Senior Secured Notes (Callable 10/30/17 @ 100.00)(1),(3),(4),(5),(6)	(NR, NR)	05/01/18	9.000	9,946
1,000	Trinseo Materials Finance, Inc., Rule 144A, Company Guaranteed Notes (Callable 09/01/20 @ 102.69)(1)	(BB-, B3)	09/01/25	5.375	1,031,250
500	Valvoline, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/15/19 @ 104.13)(1)	(BB+, Ba3)	07/15/24	5.500	535,000
825	Valvoline, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/15/20 @ 103.28)(1)	(BB+, Ba3)	08/15/25	4.375	841,500
325	Versum Materials, Inc., Rule 144A, Company Guaranteed Notes (Callable 09/30/21 @ 102.75)(1)	(BB, Ba3)	09/30/24	5.500	345,313

					5,121,759

Consumer/Commercial/Lease Financing (1.5%)
2,500	Infinity Acquisition Finance Corp., Rule 144A, Senior Unsecured Notes (Callable 10/16/17 @ 103.63)(1)	(CCC+, Caa2)	08/01/22	7.250	2,456,250
375	Lincoln Finance Ltd., Rule 144A, Senior Secured Notes (Callable 04/15/18 @ 103.69)(1)	(BB+, B1)	04/15/21	7.375	396,094

					2,852,344

Diversified Capital Goods (1.5%)
900	Anixter, Inc., Global Company Guaranteed Notes	(BB, Ba3)	03/01/23	5.500	982,125
470	EnerSys, Rule 144A, Company Guaranteed Notes (Callable 01/30/23 @ 100.00)(1)	(BB+, Ba2)	04/30/23	5.000	490,562
1,250	TriMas Corp., Rule 144A, Company Guaranteed Notes (Callable 10/15/20 @ 102.44)(1)	(B+, B1)	10/15/25	4.875	1,262,500

					2,735,187

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Electronics (0.6%)
$261	Microsemi Corp., Rule 144A, Company Guaranteed Notes (Callable 01/15/19 @ 106.84)(1)	(BB-, B2)	04/15/23	9.125	$299,171
675	NXP Funding LLC, Rule 144A, Company Guaranteed Notes(1)	(BBB-, Ba1)	06/01/23	4.625	727,313

					1,026,484

Energy - Exploration & Production (1.8%)
725	Oasis Petroleum, Inc., Company Guaranteed Notes (Callable 10/30/17 @ 103.25)(7)	(BB-, B3)	11/01/21	6.500	743,125
932	Stone Energy Corp., Secured Notes (Callable 05/31/20 @ 105.63)	(NR, NR)	05/31/22	7.500	904,268
1,124	W&T Offshore, Inc., Global Company Guaranteed Notes (Callable 10/30/17 @ 100.00)	(CC, Ca)	06/15/19	8.500	994,740
800	Whiting Petroleum Corp., Company Guaranteed Notes (Callable 12/15/20 @ 100.00)(7)	(BB-, B3)	03/15/21	5.750	788,000

					3,430,133

Food - Wholesale (1.8%)
700	B&G Foods, Inc., Company Guaranteed Notes (Callable 04/01/20 @ 103.94)	(B+, B3)	04/01/25	5.250	719,250
910	Clearwater Seafoods, Inc., Rule 144A, Senior Unsecured Notes (Callable 05/01/20 @ 105.16)(1)	(B+, B3)	05/01/25	6.875	968,012
550	Lamb Weston Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/01/21 @ 102.31)(1)	(BB, Ba3)	11/01/24	4.625	576,125
400	Lamb Weston Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/01/21 @ 102.44)(1)	(BB, Ba3)	11/01/26	4.875	421,000
700	U.S. Foods, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/19 @ 102.94)(1)	(B+, B3)	06/15/24	5.875	736,750

					3,421,137

Gaming (1.4%)
750	Gateway Casinos & Entertainment Ltd., Rule 144A, Secured Notes (Callable 03/01/20 @ 104.13)(1)	(CCC+, Caa1)	03/01/24	8.250	789,375
1,100	Jacobs Entertainment, Inc., Rule 144A, Secured Notes (Callable 02/01/20 @ 105.91)(1)	(B, B2)	02/01/24	7.875	1,188,000
495	Safari Holding Verwaltungs GmbH, Rule 144A, Senior Secured Notes (Callable 10/30/17 @ 104.13)(1),(8)	(B, B2)	02/15/21	8.250	610,457

					2,587,832

Gas Distribution (2.3%)
1,500	Energy Transfer Equity LP, Senior Secured Notes	(BB-, Ba2)	10/15/20	7.500	1,696,875
164	Genesis Energy Finance Corp., Company Guaranteed Notes (Callable 05/15/18 @ 104.50)	(BB-, B1)	05/15/23	6.000	163,590
750	Genesis Energy Finance Corp., Company Guaranteed Notes (Callable 06/15/19 @ 102.81)	(BB-, B1)	06/15/24	5.625	731,250
425	Genesis Energy Finance Corp., Company Guaranteed Notes (Callable 10/01/20 @ 104.88)	(BB-, B1)	10/01/25	6.500	422,344
350	Genesis Energy Finance Corp., Global Company Guaranteed Notes (Callable 10/30/17 @ 102.88)	(BB-, B1)	02/15/21	5.750	353,062
1,000	Holly Energy Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 08/01/19 @ 104.50)(1)	(BB, B2)	08/01/24	6.000	1,053,750

					4,420,871

Health Facilities (3.8%)
1,000	HCA, Inc., Senior Secured Notes	(BBB-, Ba1)	03/15/24	5.000	1,067,500
431	MPT Finance Corp., Company Guaranteed Notes (Callable 10/07/17 @ 103.19)	(BBB-, Ba1)	02/15/22	6.375	445,094
600	MPT Finance Corp., Global Company Guaranteed Notes (Callable 10/15/22 @ 102.50)	(BBB-, Ba1)	10/15/27	5.000	616,500
1,263	Sabra Health Care LP, Global Company Guaranteed Notes (Callable 05/15/26 @ 100.00)	(BBB-, Ba1)	08/15/26	5.125	1,297,812
1,400	SP Finco LLC, Rule 144A, Company Guaranteed Notes (Callable 07/01/20 @ 103.38)(1),(7)	(CCC+, Caa2)	07/01/25	6.750	1,319,500
1,000	Tenet Healthcare Corp., Global Senior Unsecured Notes	(CCC+, Caa1)	04/01/22	8.125	1,020,000

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Health Facilities
$1,450	Tenet Healthcare Corp., Rule 144A, Secured Notes (Callable 05/01/20 @ 102.56)(1)	(B-, Ba3)	05/01/25	5.125	$1,433,687

					7,200,093

Health Services (1.2%)
1,000	AMN Healthcare, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/01/19 @ 103.84)(1)	(BB-, Ba2)	10/01/24	5.125	1,038,750
1,175	CareTrust Capital Corp., Company Guaranteed Notes (Callable 06/01/20 @ 103.94)	(BB-, B1)	06/01/25	5.250	1,212,130

					2,250,880

Hotels (0.8%)
1,450	ESH Hospitality, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/01/20 @ 102.63)(1)	(BB-, B1)	05/01/25	5.250	1,502,563

Insurance Brokerage (2.1%)
710	Alliant Holdings Co-Issuer, Rule 144A, Senior Unsecured Notes (Callable 08/01/18 @ 104.13)(1)	(CCC+, Caa2)	08/01/23	8.250	752,451
925	Hub Holdings Finance, Inc., 8.125% Cash, 8.875% PIK, Rule 144A, Senior Unsecured Notes (Callable 10/30/17 @ 100.00)(1),(9)	(CCC+, Caa2)	07/15/19	17.000	929,047
550	HUB International Ltd., Rule 144A, Senior Unsecured Notes (Callable 10/30/17 @ 103.94)(1)	(CCC+, Caa2)	10/01/21	7.875	573,375
1,700	NFP Corp., Rule 144A, Senior Unsecured Notes (Callable 07/15/20 @ 103.44)(1)	(CCC+, Caa2)	07/15/25	6.875	1,729,750

					3,984,623

Investments & Misc. Financial Services (1.0%)
1,750	Orchestra Co-Issuer, Inc., Rule 144A, Secured Notes (Callable 06/15/19 @ 103.38)(1)	(B-, NR)	06/15/22	6.750	1,826,562

Machinery (1.2%)
775	Terex Corp., Rule 144A, Company Guaranteed Notes (Callable 02/01/20 @ 104.22)(1)	(BB, B2)	02/01/25	5.625	817,625
1,300	Vertiv Intermediate Holding Corp., 12.000% Cash, 13.000% PIK, Rule 144A, Senior Unsecured Notes (Callable 02/15/19 @ 106.00)(1),(9)	(B-, Caa1)	02/15/22	25.000	1,467,375

					2,285,000

Media - Diversified (1.0%)
2,100	National CineMedia LLC, Global Senior Unsecured Notes (Callable 08/15/21 @ 102.88)	(B-, B3)	08/15/26	5.750	1,958,250

Media Content (2.5%)
1,050	EMI Music Publishing Group North America Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/19 @ 105.72)(1)	(B, B3)	06/15/24	7.625	1,170,750
1,000	Nexstar Broadcasting, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/15/18 @ 103.06)(1),(7)	(B+, B3)	02/15/22	6.125	1,047,500
250	Nexstar Broadcasting, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/01/19 @ 104.22)(1)	(B+, B3)	08/01/24	5.625	259,375
573	Sinclair Television Group, Inc., Global Company Guaranteed Notes (Callable 10/16/17 @ 103.06)	(B+, B1)	10/01/22	6.125	592,339
1,150	The EW Scripps Co., Rule 144A, Company Guaranteed Notes (Callable 05/15/20 @ 103.84)(1)	(BB-, Ba2)	05/15/25	5.125	1,175,875
405	WMG Acquisition Corp., Rule 144A, Senior Secured Notes (Callable 08/01/19 @ 102.50)(1)	(B+, Ba3)	08/01/23	5.000	419,681

					4,665,520

Metals & Mining - Excluding Steel (2.8%)
1,250	Eldorado Gold Corp., Rule 144A, Company Guaranteed Notes (Callable 10/30/17 @ 103.06)(1)	(B+, B1)	12/15/20	6.125	1,276,562
907	Kaiser Aluminum Corp., Global Company Guaranteed Notes (Callable 05/15/19 @ 104.41)	(BB+, Ba3)	05/15/24	5.875	972,758
2,120	Noranda Aluminum Acquisition Corp., Global Company Guaranteed Notes (Callable 10/30/17 @ 102.75)(3),(4)	(NR, NR)	06/01/19	11.000	127
1,000	Peabody Energy Corp., Rule 144A, Senior Secured Notes (Callable 03/31/20 @ 104.78)(1)	(B+, Ba3)	03/31/25	6.375	1,031,250

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Metals & Mining - Excluding Steel
$2,000	Taseko Mines Ltd., Rule 144A, Senior Secured Notes (Callable 06/15/19 @ 104.38)(1),(7)	(B-, B3)	06/15/22	8.750	$2,040,000

					5,320,697

Oil Field Equipment & Services (4.3%)
1,575	FTS International, Inc., Global Senior Secured Notes (Callable 10/30/17 @ 104.69)	(CCC+, Caa2)	05/01/22	6.250	1,449,000
1,000	KCA Deutag UK Finance PLC, Rule 144A, Senior Secured Notes (Callable 04/01/20 @ 109.88)(1)	(CCC+, Caa1)	04/01/22	9.875	1,042,500
1,194	Nor Offshore SPV Ltd., PIK, Senior Secured Notes (Callable 10/30/17 @ 100.00)(9)	(NR, NR)	02/04/20	8.400	449,503
600	Pacific Drilling V Ltd., Rule 144A, Senior Secured Notes (Callable 10/30/17 @ 100.00)(1)	(NR, Ca)	12/01/17	7.250	249,000
950	Parker Drilling Co., Global Company Guaranteed Notes (Callable 01/15/18 @ 103.38)	(B-, Caa1)	07/15/22	6.750	762,375
400	Pioneer Energy Services Corp., Global Company Guaranteed Notes (Callable 10/30/17 @ 104.59)	(B-, Ca)	03/15/22	6.125	340,000
500	Shelf Drilling Holdings Ltd., Rule 144A, Secured Notes (Callable 10/30/17 @ 102.16)(1)	(B-, B2)	11/01/18	8.625	500,625
1,607	Shelf Drilling Holdings Ltd., Rule 144A, Secured Notes (Callable 10/30/17 @ 104.31)(1)	(B-, B2)	11/02/20	9.500	1,632,893
641	Sidewinder Drilling, Inc.(4),(5),(6)	(NR, NR)	02/14/20	12.000	590,722
750	Transocean, Inc., Global Company Guaranteed Notes (Callable 07/15/22 @ 100.00)(7)	(B+, Caa1)	10/15/22	5.800	740,625
400	Trinidad Drilling Ltd., Rule 144A, Company Guaranteed Notes (Callable 02/15/20 @ 104.97)(1)	(BB-, Caa1)	02/15/25	6.625	376,000

					8,133,243

Oil Refining & Marketing (1.4%)
500	CITGO Petroleum Corp., Rule 144A, Senior Secured Notes (Callable 10/30/17 @ 104.69)(1)	(B+, B3)	08/15/22	6.250	517,500
2,000	Coffeyville Finance, Inc., Global Company Guaranteed Notes (Callable 11/01/17 @ 103.25)	(BB-, B1)	11/01/22	6.500	2,050,000

					2,567,500

Packaging (2.3%)
1,050	Ardagh Holdings U.S.A., Inc., Rule 144A, Company Guaranteed Notes (Callable 02/15/20 @ 104.50)(1)	(B, B3)	02/15/25	6.000	1,114,313
600	Ardagh Holdings U.S.A., Inc., Rule 144A, Senior Secured Notes (Callable 05/15/19 @ 102.31)(1)	(BB, Ba3)	05/15/23	4.625	618,570
1,050	Flex Acquisition Co., Inc., Rule 144A, Senior Unsecured Notes (Callable 01/15/20 @ 103.44)(1)	(CCC+, Caa1)	01/15/25	6.875	1,092,000
1,000	Multi-Color Corp., Rule 144A, Senior Unsecured Notes (Callable 11/01/20 @ 102.44)(1)	(B+, B2)	11/01/25	4.875	1,013,450
450	SIG Combibloc Holdings S.C.A., Rule 144A, Senior Secured Notes (Callable 02/15/18 @ 103.88)(1),(8)	(B-, Caa1)	02/15/23	7.750	564,103

					4,402,436

Personal & Household Products (0.9%)
1,350	High Ridge Brands Co., Rule 144A, Company Guaranteed Notes (Callable 03/15/20 @ 104.44)(1)	(CCC+, Caa1)	03/15/25	8.875	1,292,625
400	Prestige Brands, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/01/19 @ 104.78)(1)	(B-, Caa1)	03/01/24	6.375	432,000

					1,724,625

Pharmaceuticals (2.5%)
800	AMAG Pharmaceuticals, Inc., Rule 144A, Company Guaranteed Notes (Callable 09/01/18 @ 105.91)(1)	(BB-, Ba3)	09/01/23	7.875	814,000
650	Endo Finance LLC, Rule 144A, Senior Secured Notes (Callable 04/15/20 @ 102.94)(1),(7)	(BB-, Ba2)	10/15/24	5.875	684,125
550	Valeant Pharmaceuticals International, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/15/20 @ 103.06)(1)	(B-, Caa1)	04/15/25	6.125	484,000
1,525	Valeant Pharmaceuticals International, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/15/18 @ 102.94)(1)	(B-, Caa1)	05/15/23	5.875	1,351,531

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Pharmaceuticals
$1,300	Valeant Pharmaceuticals International, Inc., Rule 144A, Senior Secured Notes (Callable 03/15/20 @ 103.50)(1)	(BB-, Ba3)	03/15/24	7.000	$1,391,117

					4,724,773

Real Estate Investment Trusts (3.9%)
750	iStar, Inc., Senior Unsecured Notes (Callable 04/01/19 @ 103.00)	(BB-, B1)	04/01/22	6.000	778,125
600	iStar, Inc., Senior Unsecured Notes (Callable 07/01/18 @ 103.25)	(BB-, B1)	07/01/21	6.500	628,500
1,000	iStar, Inc., Senior Unsecured Notes (Callable 09/15/19 @ 102.63)	(BB-, B1)	09/15/22	5.250	1,017,500
1,398	iStar, Inc., Senior Unsecured Notes (Callable 10/30/17 @ 101.25)	(BB-, B1)	07/01/19	5.000	1,417,222
1,300	QCP SNF West/Central/East/AL REIT LLC, Rule 144A, Secured Notes (Callable 11/01/19 @ 104.06)(1)	(B+, Caa2)	11/01/23	8.125	1,322,750
1,175	QTS Finance Corp., Global Company Guaranteed Notes (Callable 10/30/17 @ 104.41)	(BB, B1)	08/01/22	5.875	1,228,639
900	Starwood Property Trust, Inc., Global Senior Unsecured Notes (Callable 09/15/21 @ 100.00)	(BB-, Ba3)	12/15/21	5.000	941,625

					7,334,361

Recreation & Travel (1.2%)
650	Six Flags Entertainment Corp., Rule 144A, Company Guaranteed Notes (Callable 04/15/22 @ 102.75)(1)	(BB-, B2)	04/15/27	5.500	667,875
850	Six Flags Entertainment Corp., Rule 144A, Company Guaranteed Notes (Callable 07/31/19 @ 103.66)(1)	(BB-, B2)	07/31/24	4.875	867,000
675	Speedway Motorsports, Inc., Global Company Guaranteed Notes (Callable 02/01/18 @ 103.84)	(BB+, Ba2)	02/01/23	5.125	700,312

					2,235,187

Restaurants (2.3%)
1,350	Golden Nugget, Inc., Rule 144A, Senior Unsecured Notes (Callable 10/15/19 @ 103.38)(1)	(CCC+, Caa1)	10/15/24	6.750	1,336,529
1,350	Landry’s, Inc., Rule 144A, Senior Unsecured Notes (Callable 10/15/19 @ 103.38)(1)	(CCC+, Caa1)	10/15/24	6.750	1,368,563
1,675	New Red Finance, Inc., Rule 144A, Secured Notes (Callable 10/15/20 @ 102.50)(1)	(B-, B3e)	10/15/25	5.000	1,704,145

					4,409,237

Software - Services (3.0%)
1,150	CDK Global, Inc., Rule 144A, Senior Unsecured Notes (Callable 06/01/22 @ 102.44)(1)	(BB+, Ba1)	06/01/27	4.875	1,184,500
900	First Data Corp., Rule 144A, Secured Notes (Callable 01/15/19 @ 102.88)(1)	(B, B3)	01/15/24	5.750	945,000
700	Infor Software Parent, Inc., 7.125% Cash, 7.875% PIK, Rule 144A, Company Guaranteed Notes (Callable 10/30/17 @ 103.56)(1),(9)	(CCC, Caa2)	05/01/21	15.000	715,960
650	j2 Global Co-Obligor, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/15/20 @ 104.50)(1)	(BB, Ba3)	07/15/25	6.000	683,312
1,703	Syniverse Foreign Holdings Corp., Rule 144A, Company Guaranteed Notes (Callable 01/15/19 @ 104.56)(1)	(B, Caa3)	01/15/22	9.125	1,741,317
295	Syniverse Holdings, Inc., Global Company Guaranteed Notes (Callable 10/02/17 @ 100.00)	(CCC+, Caa3)	01/15/19	9.125	294,263

					5,564,352

Specialty Retail (1.3%)
1,000	Penske Automotive Group, Inc., Company Guaranteed Notes	(B+, B1)	08/15/20	3.750	1,022,500
350	Penske Automotive Group, Inc., Company Guaranteed Notes (Callable 05/15/21 @ 102.75)	(B+, B1)	05/15/26	5.500	362,687
750	Penske Automotive Group, Inc., Company Guaranteed Notes (Callable 12/01/19 @ 102.69)	(B+, B1)	12/01/24	5.375	776,250
300	Penske Automotive Group, Inc., Global Company Guaranteed Notes (Callable 10/30/17 @ 102.88)	(B+, B1)	10/01/22	5.750	309,968

					2,471,405

Steel Producers/Products (0.8%)
400	Commercial Metals Co., Senior Unsecured Notes (Callable 07/15/22 @ 102.69)	(BB+, Ba2)	07/15/27	5.375	421,000

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Steel Producers/Products
$1,000	Zekelman Industries, Inc., Rule 144A, Senior Secured Notes (Callable 06/15/19 @ 104.94)(1),(7)	(B, Caa1)	06/15/23	9.875	$1,130,000

					1,551,000

Support - Services (6.6%)
1,950	Avison Young Canada, Inc., Rule 144A, Senior Secured Notes (Callable 12/15/19 @ 104.75)(1)	(B+, B3)	12/15/21	9.500	1,976,812
1,215	Conduent Business Services LLC, Rule 144A, Company Guaranteed Notes (Callable 12/15/20 @ 105.25)(1)	(B+, B2)	12/15/24	10.500	1,436,738
1,200	Gartner, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/01/20 @ 103.84)(1)	(BB-, B1)	04/01/25	5.125	1,269,000
2,000	H&E Equipment Services, Inc., Rule 144A, Company Guaranteed Notes (Callable 09/01/20 @ 104.22)(1)	(BB-, B2)	09/01/25	5.625	2,115,000
900	Infor U.S., Inc., Company Guaranteed Notes (Callable 05/15/18 @ 102.88)(8)	(CCC+, Caa1)	05/15/22	5.750	1,118,204
1,467	KAR Auction Services, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/01/20 @ 103.84)(1)	(B, B3)	06/01/25	5.125	1,529,348
1,400	Tempo Acquisition Finance Corp., Rule 144A, Senior Unsecured Notes (Callable 06/01/20 @ 103.38)(1)	(CCC+, Caa1)	06/01/25	6.750	1,417,500
1,100	United Rentals North America, Inc., Company Guaranteed Notes (Callable 01/15/23 @ 102.44)	(BB-, Ba3)	01/15/28	4.875	1,108,250
500	United Rentals North America, Inc., Company Guaranteed Notes (Callable 05/15/22 @ 102.75)	(BB-, Ba3)	05/15/27	5.500	534,375

					12,505,227

Tech Hardware & Equipment (1.9%)
250	CDW Finance Corp., Company Guaranteed Notes (Callable 03/01/20 @ 103.75)	(BB-, Ba3)	09/01/25	5.000	263,750
525	CommScope Technologies LLC, Rule 144A, Company Guaranteed Notes (Callable 03/15/22 @ 102.50)(1)	(BB-, Ba3)	03/15/27	5.000	527,625
875	CommScope Technologies LLC, Rule 144A, Company Guaranteed Notes (Callable 06/15/20 @ 103.00)(1)	(BB-, Ba3)	06/15/25	6.000	939,531
1,225	Riverbed Technology, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/01/18 @ 104.44)(1)	(CCC+, Caa1)	03/01/23	8.875	1,171,406
625	Western Digital Corp., Rule 144A, Senior Secured Notes (Callable 04/01/19 @ 103.69)(1)	(BBB-, Ba1)	04/01/23	7.375	686,250

					3,588,562

Telecom - Satellite (0.7%)
482	Hughes Satellite Systems Corp., Global Company Guaranteed Notes	(BB-, B3)	06/15/21	7.625	549,128
800	Hughes Satellite Systems Corp., Global Senior Secured Notes	(BBB-, Ba2)	08/01/26	5.250	835,000

					1,384,128

Telecom - Wireless (0.4%)
700	T-Mobile U.S.A., Inc., Global Company Guaranteed Notes (Callable 01/15/21 @ 103.25)	(BB, Ba3)	01/15/26	6.500	774,375

Telecom - Wireline Integrated & Services (2.6%)
300	CyrusOne Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 03/15/22 @ 102.69)(1)	(BB+, Ba3)	03/15/27	5.375	322,500
350	Equinix, Inc., Senior Unsecured Notes (Callable 05/15/22 @ 102.69)	(BB+, B1)	05/15/27	5.375	381,063
2,151	GTT Communications, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/31/19 @ 105.91)(1)	(CCC+, Caa1)	12/31/24	7.875	2,290,815
600	Zayo Capital, Inc., Global Company Guaranteed Notes (Callable 04/01/18 @ 104.50)	(B, B3)	04/01/23	6.000	636,750
1,175	Zayo Capital, Inc., Rule 144A, Company Guaranteed Notes (Callable 01/15/22 @ 102.88)(1)	(B, B3)	01/15/27	5.750	1,248,437

					4,879,565

Theaters & Entertainment (2.0%)
750	AMC Entertainment Holdings, Inc., Global Company Guaranteed Notes (Callable 05/15/22 @ 103.06)(7)	(B+, B2)	05/15/27	6.125	744,375
775	AMC Entertainment Holdings, Inc., Global Company Guaranteed Notes (Callable 10/30/17 @ 104.41)(7)	(B+, B2)	02/15/22	5.875	783,719
425	AMC Entertainment Holdings, Inc., Global Company Guaranteed Notes (Callable 11/15/21 @ 102.94)(7)	(B+, B2)	11/15/26	5.875	420,219

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Theaters & Entertainment
$750	Carmike Cinemas, Inc., Rule 144A, Secured Notes (Callable 06/15/18 @ 104.50)(1)	(BB, Ba1)	06/15/23	6.000	$793,125
1,025	Live Nation Entertainment, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/01/19 @ 103.66)(1)	(B+, B3)	11/01/24	4.875	1,063,437

					3,804,875

TOTAL CORPORATE BONDS (Cost $166,013,780)					169,684,362

BANK LOANS (18.0%)
Aerospace & Defense (0.5%)
884	Sequa Mezzanine Holdings LLC, LIBOR 3M + 5.500%(10)	(B-, B3)	11/28/21	6.814	892,188

Auto Parts & Equipment (0.8%)
758	Dayco Products LLC, LIBOR 3M + 5.000%(6),(10)	(B+, B2)	05/19/23	6.317	763,786
704	U.S. Farathane LLC, LIBOR 3M + 3.500%(6),(10)	(B, B2)	12/23/21	4.833	708,699

					1,472,485

Building Materials (1.1%)
1,096	IPS Corp., LIBOR 1M + 5.250%(6),(10)	(B, B2)	12/20/23	6.487	1,111,112
994	Morsco, Inc., LIBOR 1M + 7.000%(10)	(B+, B3)	10/31/23	8.235	1,004,020

					2,115,132

Chemicals (2.8%)
1,313	ASP Chromaflo Intermediate Holdings, Inc., LIBOR 1M + 8.000%(10)	(CCC, Caa2)	11/14/24	9.235	1,309,219
1,000	SK Spice Sarl, LIBOR 1M + 8.250%(6),(10)	(NR, Caa1)	07/11/25	9.487	1,015,000
1,500	Solenis International LP, LIBOR 3M + 6.750%(10)	(B-, Caa1)	07/31/22	8.067	1,496,872
1,500	Vantage Specialty Chemicals, Inc., Prime + 7.750%(4),(6),(10)	(CCC, Caa1)	02/05/22	12.000	1,507,500

					5,328,591

Diversified Capital Goods (0.5%)
1,005	Dynacast International LLC, LIBOR 3M + 8.500%(6),(10)	(B-, Caa1)	01/30/23	9.833	1,010,025

Electronics (1.2%)
750	CPI International, Inc., LIBOR 1M + 7.250%(10)	(CCC+, Caa2)	07/26/25	8.485	753,281
590	Excelitas Technologies Corp., LIBOR 3M + 5.000%(10)	(B-, B3)	10/31/20	6.340	592,185
997	Oberthur Technologies S.A., LIBOR 3M + 3.750%(10)	(B-, B2)	01/10/24	5.083	971,309

					2,316,775

Energy - Exploration & Production (0.5%)
1,000	W&T Offshore, Inc.(4),(10)	(CCC, Caa2)	05/15/20	9.000	900,000

Gaming (1.1%)
1,500	The Intertain Group Ltd., LIBOR 1M + 9.000%(2),(4),(10)	(B, Caa1)	12/16/22	10.000	2,087,942

Health Facility (0.3%)
501	Western Dental Services, Inc., LIBOR 1M + 5.250%(6),(10)	(B-, B3)	06/23/23	6.485	505,665

Insurance Brokerage (1.1%)
1,990	Acrisure LLC, LIBOR 2M + 5.000%(10)	(B, B2)	11/22/23	6.272	2,017,363

Machinery (1.6%)
1,750	CPM Acquisition Corp., LIBOR 1M + 8.250%(6),(10)	(B-, Caa1)	04/10/23	9.485	1,785,000
1,125	WireCo WorldGroup, Inc., LIBOR 3M + 9.000%(10)	(B-, Caa2)	09/30/24	10.317	1,134,495

					2,919,495

Media Content (0.3%)
500	DLG Acquisitions Ltd., EURIBOR 6M + 7.250%(8),(10)	(CCC+, Caa2)	06/30/22	8.250	594,351

Personal & Household Products (1.3%)
1,000	ABG Intermediate Holdings 2 LLC, LIBOR 3M + 7.750%(10)	(CCC+, Caa1)	09/26/25	9.083	1,010,348
499	Comfort Holding LLC, LIBOR 1M + 4.750%(10)	(CCC+, B2)	02/05/24	5.981	450,742
1,200	Comfort Holding LLC, LIBOR 1M + 10.000%(10)	(CCC-, Caa1)	02/03/25	11.231	1,024,002

					2,485,092

Recreation & Travel (0.5%)
1,000	Legendary Pictures Funding LLC, LIBOR 3M + 6.000%(4),(6),(10)	(NR, NR)	04/22/20	7.333	987,500

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

BANK LOANS (continued)
Software - Services (2.7%)
$623	Almonde, Inc., LIBOR 3M + 7.250%(10)	(CCC+, Caa2)	06/13/25	8.567	$636,178
1,240	Aricent Technologies, LIBOR 1M + 8.500%(10)	(CCC, Caa2)	04/14/22	9.737	1,249,300
1,000	Eze Castle Software, Inc., LIBOR 3M + 6.500%(10)	(CCC+, Caa1)	04/05/21	7.833	1,002,500
500	Flexera Software LLC, LIBOR 3M + 7.000%(10)	(B-, Caa1)	04/02/21	8.330	500,625
368	LDiscovery LLC, LIBOR 3M + 5.875%(4),(10)	(B+, B2)	12/09/22	7.186	346,350
997	Synchronoss Technologies, Inc., LIBOR 1M + 4.500%(10)	(BB-, Ba3)	01/19/24	5.735	946,123
500	Syniverse Holdings, Inc., LIBOR 3M + 3.000%(10)	(B, B3)	04/23/19	4.333	485,000

					5,166,076

Specialty Retail (0.5%)
1,000	Sally Holdings LLC(10)	(BBB-, Ba1)	07/05/24	4.500	1,000,625

Support - Services (0.2%)
1,381	Sprint Industrial Holdings LLC, LIBOR 3M + 12.250%(4),(10)	(CC, Caa3)	11/14/19	13.500	379,641

Telecom - Wireline Integrated & Services (0.9%)
1,750	Omnitracs, Inc., LIBOR 3M + 7.750%(10)	(CCC+, Caa1)	05/25/21	9.090	1,756,563

Theaters & Entertainment (0.1%)
164	NEG Holdings LLC, LIBOR 3M + 8.000%(4),(5),(6),(10)	(NR, NR)	10/17/22	9.333	121,373

TOTAL BANK LOANS (Cost $33,219,425)					34,056,882

ASSET BACKED SECURITIES (1.4%)
Collateralized Debt Obligations (1.4%)
1,000	Galaxy XIV CLO Ltd., 2012-14A, Rule 144A, LIBOR 3M + 7.900%(1),(10)	(BB, NR)	11/15/26	9.215	1,020,246
1,000	JFIN CLO Ltd., 2013-1A, Rule 144A, LIBOR 3M + 4.750%(1),(10)	(BB, NR)	01/20/25	6.057	993,032
700	Stewart Park CLO Ltd., 2015-1A, Rule 144A(1),(4),(10),(11)	(NR, NR)	04/15/26	0.000	543,525

TOTAL ASSET BACKED SECURITIES (Cost $2,559,831)					2,556,803

Number of Shares

COMMON STOCKS (1.1%)
Auto Parts & Equipment (0.4%)
46,071	UCI International, Inc.(4),(5),(6),(12)				817,760

Building & Construction (0.0%)
6	White Forest Resources, Inc.(4),(5),(6),(12)				78

Building Materials (0.0%)
372	Dayton Superior Corp.(4),(5),(6),(12)				—

Oil Field Equipment & Services (0.2%)
11	Sidewinder Drilling, Inc., Series A(4),(5),(6),(12)				284,975

Oil, Gas & Consumable Fuels (0.4%)
26,788	Stone Energy Corp.(12)				778,459

Support - Services (0.1%)
800	LTR Holdings LLC(5),(6),(12)				284,000
346	Sprint Industrial Holdings LLC, Class G(5),(6),(12)				4
31	Sprint Industrial Holdings LLC, Class H(5),(6),(12)				—
77	Sprint Industrial Holdings LLC, Class I(5),(6),(12)				1

					284,005

Theaters & Entertainment (0.0%)
20	NEG Holdings LLC, Litigation Trust Units(4),(5),(6),(12)				20

TOTAL COMMON STOCKS (Cost $2,887,148)					2,165,297

PREFERRED STOCK (0.0%)
Building Materials (0.0%)
413	Dayton Superior Corp.(4),(5),(6),(12) (Cost $156,000)				—

SHORT-TERM INVESTMENTS (9.1%)
6,820,113	State Street Navigator Securities Lending Government Money Market Portfolio, 1.00%(13)				6,820,113

Par (000)		Maturity	Rate%	Value

SHORT-TERM INVESTMENTS (continued)
$10,408	State Street Bank and Trust Co. Euro Time Deposit	10/02/17	0.120	$10,408,156

TOTAL SHORT-TERM INVESTMENTS (Cost $17,228,269)				17,228,269

TOTAL INVESTMENTS AT VALUE (119.5%) (Cost $222,064,453)				225,691,613

LIABILITIES IN EXCESS OF OTHER ASSETS (-19.5%)				(36,926,377)

NET ASSETS (100.0%)				$188,765,236

†	Credit ratings given by the Standard & Poor’s Division of The McGraw-Hill Companies, Inc. (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are unaudited.
(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2017, these securities amounted to a value of $123,430,952 or 65.4% of net assets.

(2)	This security is denominated in British Pound.
(3)	Bond is currently in default.
(4)	Illiquid security (unaudited).
(5)	Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Directors.
(6)	Investment was valued using significant unobservable inputs.
(7)	Security or portion thereof is out on loan.
(8)	This security is denominated in Euro.
(9)	PIK: Payment-in-kind security for which part of the income earned may be paid as additional principal.
(10)	Variable rate obligation — The interest rate shown is the rate in effect as of September 30, 2017.
(11)	Zero-coupon security.
(12)	Non-income producing security.
(13)	Represents security purchased with cash collateral received for securities on loan. The rate shown is the annualized one-day yield at September 30, 2017.

INVESTMENT ABBREVIATION

EURIBOR = Euro Interbank Offered Rate

LIBOR = London Interbank Offered Rate

NR = Not Rated

Forward Currency Contracts

Forward Currency to be Purchased (Local)		Forward Currency to be Sold (Local)		Expiration Date	Counterparty	Value on Settlement Date	Current Value/Notional	Net Unrealized Appreciation (Depreciation)
EUR	450,000	USD	486,405	12/15/17	Morgan Stanley	$486,405	$534,123	$47,718
GBP	667,850	USD	852,654	10/13/17	Morgan Stanley	852,654	896,321	43,667
USD	3,259,300	EUR	2,905,400	10/13/17	Morgan Stanley	(3,259,300)	(3,436,613)	(177,313)
USD	127,211	EUR	115,100	12/15/17	Morgan Stanley	(127,211)	(136,616)	(9,405)
USD	2,747,450	GBP	2,218,000	10/13/17	Morgan Stanley	(2,747,450)	(2,976,778)	(229,328)
USD	848,524	GBP	667,350	12/15/17	Morgan Stanley	(848,524)	(897,333)	(48,809)

								$(373,470)

Currency Abbreviations:

EUR = Euro

GBP = British Pound

USD = United States Dollar

SECURITY VALUATION — The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. These pricing services generally price fixed income securities assuming orderly transactions of an institutional “round lot” size, but some trades occur in smaller “odd lot” sizes which may be effected at lower prices than institutional round lot trades. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis. The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Directors (the “Board”) to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the investment adviser to be unreliable, the market price may be determined by the investment adviser using quotations from one or more brokers/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved and established by the Board.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Accounting principles generally accepted in the United States of America (“GAAP”) established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

●	Level 1–quoted prices in active markets for identical investments
●	Level 2–other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
●	Level 3–significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Information Classification: Limited Access

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2017 in valuing the Fund’s assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3		Total
Investments in Securities
Corporate Bonds	$—	$169,083,695	$600,667		$169,684,362
Bank Loans	—	24,541,222	9,515,660		34,056,882
Asset Backed Securities	—	2,556,803	—		2,556,803
Common Stocks	778,459	—	1,386,838	(1)	2,165,297	(1)
Preferred Stock	—	—	0	(1)	0	(1)
Short-term Investments	—	17,228,269	—		17,228,269

	$778,459	$213,409,989	$11,503,165	(1)	$225,691,613	(1)

Other Financial Instruments*
Forward Currency Contracts	$—	$91,385	$—		$91,385

Liabilities	Level 1	Level 2	Level 3		Total
Other Financial Instruments*
Forward Currency Contracts	$—	$464,855	$—		$464,855

(1)	Includes zero valued securities.
*	Other financial instruments include unrealized appreciation (depreciation) on forward currency contracts.

The following is a reconciliation of investments as of September 30, 2017 for which significant unobservable inputs were used in determining value. All transfers, if any, are assumed to occur at the end of the reporting period.

	Corporate Bonds	Bank Loans	Common Stocks	Preferred Stock		Total
Balance as of December 31, 2016	$1,304,747	$9,282,581	$732,717 (1)	$0	(1)	$11,320,045 (1)
Accrued discounts (premiums)	(1,615)	20,387	—	—		18,772
Purchases	593,869	5,775,516	968,201	—		7,337,586
Sales	(1,590,881)	(3,549,717)	(34,437)	—		(5,175,035)
Realized gain (loss)	(590,692)	(8,060)	(52,562)	—		(651,314)
Change in unrealized appreciation (depreciation)	885,239	429,246	(227,081)	—		1,087,404
Transfers into Level 3	—	—	—	—		—
Transfers out of Level 3	—	(2,434,293)	—	—		(2,434,293)

Balance as of September 30, 2017	$600,667	$9,515,660	$1,386,838 (1)	$0	(1)	$11,503,165 (1)

Net change in unrealized appreciation (depreciation) from investments still held as of September 30, 2017	$(10,112)	$148,155	$(227,081)	$—		$(89,038)

(1)	Includes zero valued securities.

Quantitative Disclosure About Significant Unobservable Inputs

Asset Class	Fair Value At 9/30/2017	Valuation Technique	Unobservable Input	Range (Weighted Average) (per share)
Corporate Bonds	$9,946	Income Approach	Expected Remaining Distribution	NA
	$590,721	Market Approach	Comparable Bond Price	NA
Bank Loans	$121,373	Market Approach	Comparable Bond Price	NA
	$9,394,287	Vendor Pricing	Single Broker Quote	$0.99 – $1.02 ($1.01)
Common Stocks	$98	Market Approach	Discount for Illiquidity	$1.00 – $12.69 ($0.25)
	$1,101,761	Vendor Pricing	Single Broker Quote	$17.75 – $355 ($23.51)
	$284,979	Market Approach	Comparable Bond Price	$0.01 – $24,871.24($611.99)
Preferred Stock	$0	Market Approach	Discount for Illiquidity	NA

Each fair value determination is based on a consideration of relevant factors, including both observable and unobservable inputs. Observable and unobservable inputs that Credit Suisse Asset Management, LLC, the Fund’s investment adviser (“Credit Suisse” or the “Adviser”) considers may include (i) the existence of any contractual restrictions on the disposition of securities; (ii) information obtained from the company, which may include an analysis of the company’s financial statements, the company’s products or intended markets or the company’s technologies; (iii) the price of the same or similar security negotiated at arm’s length in an issuer’s completed subsequent round of financing; (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies; or (v) a probability and time value adjusted analysis of contractual term. Where available and appropriate, multiple valuation methodologies are applied to confirm fair value. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, determining fair value requires more judgment. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the investments existed. Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for investments categorized in Level 3. In some circumstances, the inputs used to measure fair value might be categorized within different levels of the fair value hierarchy. In those instances, the fair value measurement is categorized in its entirety in the fair value hierarchy based on the least observable input that is significant to the fair value measurement. Additionally, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different from the valuations used at the date of these financial statements.

During the period ended September 30, 2017, there were no transfers between Level 1 and Level 2, but there was $2,434,293 transferred from Level 3 to Level 2 as a result of the availability of a pricing source supported by observable inputs. All transfers, if any, are assumed to occur at the end of the reporting period.

Other information regarding the Fund is available in the most recent Report to Shareholders. This information is also available on the Fund’s website at www.credit-suisse.com/us/funds, as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2:            Controls and Procedures

(a)        As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)        There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:            Exhibits

1.        The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE ASSET MANAGEMENT INCOME FUND, INC.

/s/John G. Popp

Name: John G. Popp

Title:   Chief Executive Officer and President

Date:   November 9, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/John G. Popp

Name: John G. Popp

Title:   Chief Executive Officer and President

Date:   November 9, 2017

/s/Laurie Pecha

Name: Laurie Pecha

Title:   Chief Financial Officer

Date:   November 9, 2017